Award Timing Disclosure	12 Months Ended
Dec. 31, 2024
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure [Text Block]

The Board, upon the recommendation of the Compensation Committee, determined not to grant any equity awards for the 2024 fiscal year or 2023 fiscal year to any of its NEOs.

In connection with the Investment Transaction, no equity awards were granted to any NEOs; however, as consideration for the Release Agreements, each Resigning Non-Employee Director is entitled to certain Equity Consideration subject to stockholders approving Proposal Seven (Director Equity Consideration Proposal) at this Annual Meeting, as further described below.

Award Timing Method [Text Block]	The Board, upon the recommendation of the Compensation Committee, determined not to grant any equity awards for the 2024 fiscal year or 2023 fiscal year to any of its NEOs.
Award Timing Predetermined [Flag]	false
Award Timing MNPI Considered [Flag]	false
Award Timing, How MNPI Considered [Text Block]	In connection with the Investment Transaction, no equity awards were granted to any NEOs; however, as consideration for the Release Agreements, each Resigning Non-Employee Director is entitled to certain Equity Consideration subject to stockholders approving Proposal Seven (Director Equity Consideration Proposal) at this Annual Meeting, as further described below.
MNPI Disclosure Timed for Compensation Value [Flag]	false